Assets Under Development - Narrative (Details) liquefiedNaturalGasTon in Thousands, $ in Millions		1 Months Ended	9 Months Ended
	Sep. 17, 2024 USD ($) liquefiedNaturalGasTon	Apr. 30, 2019 USD ($)	Sep. 30, 2024	Aug. 03, 2024 liquefiedNaturalGasTon	Aug. 02, 2024 liquefiedNaturalGasTon
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Production period			20 years
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon				2,400	2,450
Gimi conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Conversion cost		$ 1,700.0
Gimi conversion | Gimi $700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Conversion cost		$ 700.0
Engineering, Procurement and Construction Agreement. MKII EPC
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Conversion cost	$ 2,200.0
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon	3,500